Cash and cash equivalents (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalents
Other cash payment to acquire interests in joint ventures (1)	$ (10,658,097)	$ (7,086,899)	$ (36,465,915)
Payment from changes in ownership interests in subsidiaries that do not result in loss of control (2)	(32,260,503)	(3,205,058)	(438,105)
Payment cash flows used to obtain control of subsidiaries or other businesses (3)	(551,585)	(2,000,000)
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (4)	$ 17,112,779